Net revenues	12 Months Ended
Mar. 31, 2020
Net revenues
26. Net revenues
(1) Summary by business segments and products
The table below shows Toyota’s net revenues from external customers by business and by product category.

	Yen in millions
	For the year ended March 31, 20 19	For the year ended March 31, 20 20
Sales of products
Automotive
Vehicles	23,066,190	22,852,916
Parts and components for overseas production	625,483	603,928
Parts and components for after service	2,093,437	2,103,478
Other	1,249,382	1,274,163

Total automotive	27,034,492	26,834,485
All other	1,070,846	925,264

Total sales of products	28,105,338	27,759,749
Financial services	2,120,343	2,170,243

Total net revenues	30,225,681	29,929,992

The majority of sales of products are revenues recognized from contracts with customers based on ASC 606 “Revenue from Contracts with
C
ustomers,” and receivables related to such revenues are recognized as “Trade accounts and notes receivable, less allowance for doubtful accounts.”
For the year ended March 31,
 2019 and
2020, ¥84,230 million
 and ¥85,192
million
of financial service
revenues
were
accounted for under ASC 606 “Revenue from Contracts with
C
ustomers.”
The breakdown of income from leases included in financial service revenues is as follows;

	Yen in millions
	For the year ended March 31, 2019	For the year ended March 31, 2020
Finance leases
Financial income related to net lease investment	91,703	98,865
Operating leases	1,056,080	1,051,804

Total	1,147,783	1,150,669

(2) Contract liabilities
Contract liabilities consist of the following:

	Yen in millions
	March 3 1, 2019	March 31, 2020
Contract liabilities	675,018	691,954

Contract liabilities are mainly
related
to advances received from customers. On the consolidated financial statements, contract liabilities are included in “Other current liabilities” or “Other long-term liabilities
.
” For the year ended March 31,

2019 and
2020, the amount of revenue recognized which
were
included in the contract liability balance as of April 1,
2018 and
2019
were
¥336,206
million and ¥366,655

million.
(3) Performance obligations
As of March 31, 2020, which is the end of the reporting period, the aggregate amount of transaction price
s
allocated to unsatisfied performance obligations related to contracts that have original expected durations in excess of one year was ¥589,844 million.
The main contents of unsatisfied performance obligations related to contracts are insurance revenues and maintenance revenues.
For insurance revenues,
Toyota receives
payment agreed upon in the contract at the inception of the contract, and revenue is recognized over the term of the contract, which ranges from 3 to 120 months. As of March 31, 2020, the unsatisfied performance obligations related to insurance revenues was ¥223,754 million, and
Toyota expects
to recognize as revenue ¥65,168 million in fiscal
2021
, and ¥158,586 million thereafter.
For maintenance revenues,
Toyota receives
payment agreed upon in the contract at the inception of the contract, and revenue is recognized over the term of the contract, which ranges from 18 to 84 months.
Unsatisfied performance obligations for sales of products related to contracts that have an original expected
duration of one year or less have been excluded from this disclosure.